Balance Sheet Details - Summary of Equipment and Improvements (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Gross, Total	$ 21,005	$ 22,672
Less accumulated depreciation and amortization	(19,194)	(20,180)
Equipment and improvements, net	1,811	2,492
Computer Hardware, Software, and Equipment [Member]
Property, Plant and Equipment [Line Items]
Gross, Total	14,617	16,288
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Gross, Total	5,315	5,170
Office Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Gross, Total	$ 1,073	$ 1,214